Goodwill (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill (Details) [Line Items]
Impairment of goodwill (in Dollars)	$ 1,260,783
Capital expenditures and expenses period	5 years
Bottom of range [member]
Goodwill (Details) [Line Items]
Discount rate	20.00%
Top of range [member]
Goodwill (Details) [Line Items]
Discount rate	22.00%
Monthly Bitcoin [Member]
Goodwill (Details) [Line Items]
Average growth rate	2.20%
Difficulty [Member]
Goodwill (Details) [Line Items]
Average growth rate	2.80%
Terminal [Member]
Goodwill (Details) [Line Items]
Average growth rate	2.50%